SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

On October 1, 2024, the Company entered into a master transaction terms agreement (the “Master Agreement”) with Liqueous LP, (the “Investor”) pursuant to which, the Company and the Investor established a strategic financing framework for short-term and long-term financing for the Company. The Master Agreement provides for: (i) an immediate capital infusion from the Investor of $3.0 million at current market price, (ii) subsequent weekly capital infusions of $1,250,000 at market price until an additional $10.0 million has been invested; (iii) the acquisition and conversion of certain outstanding notes, with each $1.00 of debt converted into $2.00 of common stock at market price; (iv) an adjustment to current market price of certain outstanding pre-funded warrants held by the Investor having a current cash value of approximately $2.2 million; and (v) the implementation of a $50 million equity line of credit (the “ELOC”) pursuant to which the Company may require the Investor to purchase common stock from time-to-time in the amounts and for the prices determined in accordance with the terms of the ELOC. Before the ELOC may be fully utilized, shares subject to the ELOC must be registered for resale and the Company must obtain consent from stockholders to issue shares in excess of 19.99% of the Company’s common stock as of the date of the ELOC. The Investor was also required to engage in good faith best efforts to prepay or otherwise acquire outstanding notes held by Esousa, given among other things the failure to achieve quorum at the special meeting called to approve the Esousa transaction and the restrictions on the issuance of additional shares until after such time as such stockholder approval is obtained. The full initial amounts due under the Master Agreement were not yet paid to the Company and Esousa’s notes remained outstanding, when the Company received claims from certain existing investors alleging that the Master Agreement violated the terms of their existing investments and Esousa enjoined us from issuing future securities, with certain exceptions, during the Restricted Period. The Company called a special stockholder meeting to approve the securities issuable upon conversion of the Esousa notes, which had been scheduled to take place on September 27, 2024. The proxy statement relating to such meeting requested approval of securities issuances in other capital raising transactions as well, which would have facilitated certain transactions under the Master Agreement. However, the Company was unable to achieve quorum and was forced to adjourn, and then ultimately cancel, the special meeting. The Company timely filed a registration statement, which it anticipates will be effective during the fourth quarter of 2024 and has filed a proxy statement for a second stockholder meeting to approve, among other things, the issuances of shares in connection with the Esousa and Liqueous transactions, which is scheduled to take place on December 27, 2024. The Company has negotiated financing transactions that would provide capital necessary to continue its path to commercialization; however, if the Company is unable to obtain the required stockholder approval to issue additional securities (and consent from certain investors with additional contractual rights to the extent required) or the counter parties do not perform under the terms of such financing agreements, the Company will not be able to sustain operations and will need to consider alternatives, which could include a sale, liquidation, or dissolution of the business or a foreclosure by its senior secured creditors.

NOTE 15. SUBSEQUENT EVENTS

On February 22, 2024, the Company held a Special Meeting of Stockholders where stockholders of record as of January 22, 2024 approved proposals to authorize the Company to: (i) effect a reverse stock split of the Company's issued and outstanding Common Stock within a range from 1-for 30 to 1-for-75, with the exact ratio of the reverse stock split to be determined by the Company's board of directors, and (ii) issue up to $50.0 million of securities in one or more non-public offerings, where the maximum discount at which securities may be offered may be equivalent to a discount of up to 30% below the market price of the Company's Common Stock. As of the date of this report, the Company has not effected the reverse stock split.

On April 3, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain accredited investors named therein (the “Investors”) pursuant to which the Investors agreed to purchase from the Company $3,000,000 of newly issued shares (the “Shares”) of the Company’s Common Stock, at a per Share purchase price of $0.125 per Share. This equates to 24,000,000 shares to be issued to the investors.

Pursuant to the SPA, the Company issued to the Investors warrants exercisable for an amount of Common Stock equal to 100% of the Shares, which will be exercisable for $0.1625 per share of Common Stock and have a 5-year term. The Investors will also have the right to nominate two out of seven directors for election to the Company’s board of directors.